Consolidated Statement of Comprehensive Income - CHF (SFr) SFr in Millions	3 Months Ended					6 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	SFr 1,285		SFr 1,516		SFr 1,175	SFr 2,801	[1],[2]	SFr 2,490	[1],[2]
Total other comprehensive income	1,057		(819)		(1,072)	238		(1,721)
Total other comprehensive income that may be reclassified to the income statement, net of tax						(322)		(1,641)
Total comprehensive income	2,342		696		103	3,039		769
Foreign currency translation
Subtotal foreign currency translation, net of tax						(2)		14
Defined benefit plans
Subtotal defined benefit plans, net of tax						144		160
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax						417		(254)
OCI that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income	568		(889)		(1,121)	(322)		(1,641)
OCI that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income	490		70		49	560		(80)
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1,284		1,514		1,174	2,798		2,443
Total other comprehensive income	1,060		(820)		(1,086)	240		(1,735)
Total other comprehensive income that may be reclassified to the income statement, net of tax	568		(889)		(1,121)	(322)		(1,641)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	492		70		35	562		(94)
Total comprehensive income	2,343		695		89	3,038		708
Foreign currency translation
Subtotal foreign currency translation, net of tax						0		0
Defined benefit plans
Subtotal defined benefit plans, net of tax						144		160
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax						417		(254)
Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax	785	[3]	(482)	[3]	(1,252)	303	[3]	(1,566)	[3]
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(53)		97		258	44		201
Foreign exchange amounts reclassified to the income statement from equity	15		0		21	15		25
Effective portion of changes in fair value of hedging instruments designated in net investment hedge reclassified to the income statement	0		0		0	0		0
Income tax relating to foreign currency translations	(1)	[4]	1	[4]	1	0	[4]	3	[4]
Subtotal foreign currency translation, net of tax	747		(384)		(971)	363		(1,337)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(24)		(71)		10	(95)		53
Impairment charges reclassified to the income statement from equity	0		0		(1)	0		13
Realized gains reclassified to the income statement from equity	0		0		(135)	0		(143)
Realized losses reclassified to the income statement from equity	0		0		5	0		7
Income tax relating to net unrealized gains / (losses)	6		19		6	26		(2)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(18)		(51)		(115)	(69)		(72)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(127)		(441)		165	(569)		136
Net realized (gains) / losses reclassified to the income statement from equity	(70)		(127)		(211)	(197)		(431)
Income tax relating to cash flow hedges	37		114		11	151		63
Subtotal cash flow hedges, net of tax	(161)		(454)		(35)	(615)		(233)
Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	240		(144)		107	96		156
Income tax relating to defined benefit plans	4		44		1	48		4
Subtotal defined benefit plans, net of tax	244		(100)		108	144		160
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	248		171		(72)	419		(252)
Income tax relating to own credit on financial liabilities designated at fair value	0		(2)		(1)	(2)		(1)
Subtotal own credit on financial liabilities designated at fair value, net of tax	248		170		(73)	417		(254)
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1		1		1	3		47
Total other comprehensive income	(2)		0		14	(2)		14
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(2)		0		14	(2)		14
Total comprehensive income	(1)		1		14	1		61
Foreign currency translation
Subtotal foreign currency translation, net of tax						(2)		14
Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax	(2)		0		14	(2)		14
Income tax relating to foreign currency translations	0		0		0	0		0
Subtotal foreign currency translation, net of tax	SFr (2)		SFr 0		SFr 14	SFr (2)		SFr 14

[1]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[3]	(revaluation of net investment)
[4]	Including the impact of net investment hedges.